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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549



                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


 Read instructions at end of Form before preparing Form. Please Print or type.


1. Name and address of issuer:

              THE BURNHAM FUND INC.
              1325 AVENUE OF THE AMERICAS, 17TH FLOOR
              NEW YORK, NEW YORK 10019


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the securities or classes): [X]


3. Investment Company Act File Number:
              811-994


   Securities Act File Number:
              2-17226


4(a). Last day of fiscal year for which this Form is filed:
        December 31, 1997


4. 4(b) Check box if this Form is being filed late (i.e., more than 90 days
   after the end of the issuer's fiscal year). (See instruction A.2)    [ ]

      Note: If the Form is being filed late, interest must be paid on the registration fee due.


5. 4(c) Check box if this is the last time the issuer will be filing this Form. [ ]



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5. Calculation of registration fee:

      (i)    Aggregate sales price of securities sold during the
             fiscal year pursuant to section 24(f):                                    $ 8,715,826
                                                                                        ----------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year.                  $ 10,050,186
                                                                   -----------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending no
             earlier than October 11, 1995 that were not
             previously used to reduce registration fees payable
             to the Commission:                                   $        -0-
                                                                           ---

      (iv)   Total available redemption credits (add items 5(ii) and 5(iii):          -$10,050,186
                                                                                        ----------

      (v)    Net sales-If item 5(i) is greater than Item 5(iv)
             (subtract Item 5(v) from 5(i):                                            $(1,334,350)
                                                                                        ----------

      (vi)   Redemption credits available for use in future years $(1,334,350)
                                                                   ----------
             ---If Item 5(i) is less than Item 5(iv) (subtract Item
             5(iv) from Item 5(i)):

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                                         X.00030303
                                                                                        ---------

      (viii) Registration fee due (multiply Item 5(v) by Item
             5(vii)) (enter "0" if no fee is due):                                     =$      -0-
                                                                                         ===========


6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24f-2 as in effect before (effective date of rescission of rule 24f-2), then report the
amount of securities (number of shares or other units) deducted here:        0.
                                                                     ----------
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:      0.
            --------


7. Interest due-if this Form is being filed more than 90 days after the end of
   the issuer's fiscal year (see instruction D):                      +$    -0-
                                                                        --------


8. Total of the amount of the registration fee due plus any interest due (Item 5(viii) plus line 7)
                                                                      =$    -0-
                                                                      ==========


9. Date the registration fee and any interest payment was sent to the Commissions' lockbox depository:
Method of Delivery:

                 [ ]  Wire Transfer

                 [ ]  Mail or other means


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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the duties indicated:


                       ---------------------------------------------


By:                         Michael E. Barna
                       ---------------------------------------------(Name)

                            Chief Financial Officer and Secretary
                       ---------------------------------------------(Title)



Date: March 17, 1998
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   *Please print the name and title of the signing officer below the signature